Property and equipment, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net
Note 8. Property and equipment, net

	December 31, 2024	December 31, 2023
Manufacturing equipment	$585	$582
Furniture and equipment	10,410	10,461
Leasehold improvements	8,043	7,465
Computers and software	37,993	30,641
	57,031	49,149

Less—accumulated depreciation	(40,036)	(33,253)
	$16,995	$15,896
Depreciation expenses were $7,258, $6,664 and $6,368 in the year ended December 31, 2024, 2023 and 2022, respectively.